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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

                  11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code:(713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/05

Explanatory Note

        The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on November 3, 2005 to amend Item 1 "Reports to Stockholders" with respect to AIM Multi-Sector Fund's annual report to. The purpose of the amendment is to correct: (a) the results of a $10,000 investment in the fund's Class B shares between 9/02 and 8/05 set forth on the fund's long-term performance chart, and
(b) the footnotes in the financial highlights pages for Class B Shares and Institutional Class Shares set forth in Note 13 of the Notes to Financial Statements. This N-CSR/A also updates Item 9 "Controls and Procedures" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Schedule of Investments.

                         IMPORTANT INFORMATION REGARDING
                       AIM MULTI-SECTOR FUND ANNUAL REPORT
                       SUPPLEMENT DATED DECEMBER 21, 2005
                   TO THE ANNUAL REPORT DATED AUGUST 31, 2005

December 21, 2005

Dear Shareholder:

In the last several months, you should have received an annual report for AIM Multi-Sector Fund dated August 31, 2005.

     That annual report included two errors. On Page 6 of the annual report, the management's discussion of Fund performance section contained an error regarding the long-term performance of an investment in the Fund's Class B shares. On Pages F-13 and F-14 of the annual report, the Financial Highlights section contained incorrect footnotes for the Fund's Class B and Institutional Class shares.

     We apologize for any inconvenience our errors may have caused. A corrected version of the "Results of a $10,000 Investment" chart appears on Page 2 of this mailing. A corrected version of the Financial Highlights appears on Pages 3 and 4 of this mailing.

     The Fund will not incur any costs associated with printing and mailing this correction.

     A corrected version of the full report can be viewed at AIMinvestments.com. Click on the "Products & Performance" tab and then click on the "Prospectuses" link at the bottom of the page. Select "AIM Multi - Sector Fund" from the drop-down menu and then click on the annual report link labeled "8/31/05."

AIM Investment Services, Inc.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC  INSURED           MAY LOSE VALUE            NO BANK GUARANTEE

        YOUR GOALS.     [AIM INVESTMENTS LOGO APPEARS HERE REGISTERED TRADEMARK]
        OUR SOLUTIONS\REGISTERED TRADEMARK\.

AIMInvestments.com         I-MSE-STK-1 12/05           A I M Distributors, Inc.

                             AIM MULTI-SECTOR FUND
            SUPPLEMENT DATED DECEMBER 21, 2005 TO THE ANNUAL REPORT
                             DATED AUGUST 31, 2005

Some data used to create the "Results of a $10,000 Investment" chart on Page 6 of the AIM Multi-Sector Fund Annual Report dated August 31, 2005, were incorrect, overstating the performance for the Fund's Class B shares.

     The results of a $10,000 investment in Class B shares of AIM Multi-Sector Fund should have been shown as $16,460, not $16,760. Results for the Fund's other share classes and for the Fund's broad market, style-specific and peer group indexes were not affected by this error.

     Below is a corrected version of the chart.

                                 [MOUNTAIN CHART]


                           AIM                   AIM                    AIM
                      MULTI-SECTOR FUND-    MULTI-SECTOR FUND-     MULTI-SECTOR FUND-        LIPPER MULTI-CAP       S&P 500
       DATE            CLASS A SHARES        CLASS B SHARES         CLASS C SHARES           CORE FUND INDEX         INDEX
-----------------------------------------------------------------------------------------------------------------------------
      9/3/02           $  9450                $ 10000                $ 10000                    $  10000          $  10000
       9/02               9160                   9687                   9687                        9080              8914
      10/02               9727                  10281                  10281                        9655              9698
      11/02              10155                  10728                  10728                       10243             10268
      12/02               9701                  10247                  10247                        9655              9665
       1/03               9657                  10194                  10194                        9492              9413
       2/03               9563                  10087                  10087                        9328              9271
       3/03               9638                  10167                  10167                        9358              9361
       4/03              10274                  10827                  10827                       10086             10132
       5/03              11093                  11686                  11673                       10768             10665
       6/03              11143                  11733                  11727                       10929             10801
       7/03              11281                  11867                  11854                       11140             10992
       8/03              11533                  12127                  12113                       11482             11206
       9/03              11300                  11867                  11860                       11330             11087
      10/03              11917                  12507                  12500                       12004             11714
      11/03              12087                  12681                  12674                       12192             11817
      12/03              12665                  13279                  13272                       12678             12436
       1/04              12998                  13618                  13611                       12976             12664
       2/04              13246                  13867                  13867                       13177             12840
       3/04              13128                  13742                  13735                       13028             12647
       4/04              12828                  13418                  13411                       12753             12448
       5/04              12887                  13473                  13473                       12906             12619
       6/04              13245                  13839                  13832                       13192             12864
       7/04              12691                  13253                  13246                       12651             12438
       8/04              12633                  13184                  13184                       12642             12488
       9/04              13167                  13736                  13729                       12912             12624
      10/04              13422                  13991                  13992                       13107             12816
      11/04              14106                  14695                  14688                       13765             13335
      12/04              14511                  15110                  15104                       14249             13788
       1/05              14229                  14812                  14806                       13924             13452
       2/05              14898                  15499                  15495                       14206             13735
       3/05              14536                  15116                  15112                       13983             13492
       4/05              14202                  14755                  14757                       13602             13237
       5/05              14891                  15471                  15467                       14159             13657
       6/05              15226                  15805                  15801                       14315             13677
       7/05              15922                  16521                  16517                       14922             14185
       8/05              16178                  16460                  16754                       14854             14056


                                                             SOURCE: LIPPER, INC

Past performance cannot guarantee comparable future results.

     The data shown in the chart include reinvested distributions, applicable sales charges, Fund expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.

On pages F-13 and F-14 of the AIM Multi-Sector Fund Annual Report dated August 31, 2005, the Financial Highlights section contained incorrect footnotes for the Fund's Class B and Institutional Class shares. Below is a corrected version of the Financial Highlights pages.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                            ----------------------------------------
                                                                                        SEPTEMBER 3, 2002
                                                                                        (DATE OPERATIONS
                                                                                          COMMENCED) TO
                                                               YEAR ENDED AUGUST 31,       AUGUST 31,
                                                               ---------------------          2003
                                                                  2005          2004    -----------------
----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 19.37           $ 18.32        $ 15.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.05)/(a)(b)/    (0.12)         (0.13)/(a)/
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       5.40              1.84           3.45
-----------------------------------------------------------------------------------------------------------
    Total from investment operations                           5.35              1.72           3.32
-----------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                    (0.56)            (0.67)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 24.16           $ 19.37        $ 18.32
-----------------------------------------------------------------------------------------------------------
Total return/(c)/                                             28.01%             9.47%         22.13%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $99,721           $38,578        $25,935
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.53%/(d)/        1.85%          1.97%/(e)/
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.59%/(d)/        1.88%          1.97%/(e)/
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets   (0.25)%/(b)(d)/   (0.73)%        (0.85)%/(e)/
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                     63%              161%           115%
-----------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets included a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $(0.06) and (0.30)%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are based on average daily net assets of $54,353,170.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                               CLASS B
                                                            ---------------------------------------
                                                                                        SEPTEMBER 3, 2002
                                                                                        (DATE OPERATIONS
                                                               YEAR ENDED AUGUST 31,      COMMENCED) TO
                                                            -------------------------      AUGUST 31,
                                                                  2005          2004          2003
----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 19.09           $ 18.19        $15.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.20)/(a)(b)/    (0.24)        (0.07)/(a)/
----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       5.31              1.81          3.26
----------------------------------------------------------------------------------------------------------
    Total from investment operations                           5.11              1.57          3.19
----------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                    (0.56)            (0.67)           --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 23.64           $ 19.09        $18.19
----------------------------------------------------------------------------------------------------------
Total return/(c)/                                             27.15%             8.70%        21.27%
----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $24,953           $11,233        $8,278
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               2.20%/(d)/        2.56%         2.76%/(e)/
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            2.26%/(d)/        2.59%         2.85%/(e)/
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets   (0.92)%/(b)(d)/   (1.44)%       (1.63)%/(e)/
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                     63%              161%          115%
----------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets included a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are based on average daily net assets of $15,628,144.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                                CLASS C
                                                            ----------------------------------------
                                                                                        SEPTEMBER 3, 2002
                                                                                        (DATE OPERATIONS
                                                               YEAR ENDED AUGUST 31,      COMMENCED) TO
                                                            -------------------------      AUGUST 31,
                                                                  2005          2004          2003
----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 19.09           $ 18.17        $ 15.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.20)/(a)(b)/    (0.22)         (0.04)/(a)/
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       5.30              1.81           3.21
-----------------------------------------------------------------------------------------------------------
    Total from investment operations                           5.10              1.59           3.17
-----------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                    (0.56)            (0.67)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 23.63           $ 19.09        $ 18.17
-----------------------------------------------------------------------------------------------------------
Total return/(c)/                                             27.10%             8.82%         21.13%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $29,981           $16,424        $10,302
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               2.20%/(d)/        2.52%          2.76%/(e)/
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            2.26%/(d)/        2.56%          2.84%/(e)/
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets   (0.92)%/(b)(d)/   (1.40)%        (1.64)%/(e)/
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                     63%              161%           115%
-----------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets included a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are based on average daily net assets of $21,397,590.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                          INSTITUTIONAL CLASS
                                                                   ---------------------------
                                                                                      MAY 3, 2004
                                                                                      (DATE SALES
                                                                      YEAR ENDED     COMMENCED) TO
                                                                      AUGUST 31,      AUGUST 31,
                                                                         2005            2004
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 19.41             $19.94
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         0.06/(a)(b)/      (0.01)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      5.42              (0.52)
-----------------------------------------------------------------------------------------------------
    Total from investment operations                                   5.48              (0.53)
-----------------------------------------------------------------------------------------------------
Less distributions from net realized gains                            (0.56)                --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 24.33             $19.41
-----------------------------------------------------------------------------------------------------
Total return/(c)/                                                     28.64%             (2.66)%
-----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $45,628             $7,023
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       1.02%/(d)/         1.28%/(e)/
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    1.08%/(d)/         1.28%/(e)/
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            0.26%/(b)(d)/     (0.16)%/(e)/
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                             63%               161%
-----------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets included a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.05 and 0.21%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not not annualized for period less than one year.
/(d)/Ratios are based on average daily net assets of $25,274,979.
/(e)/Annualized
/(f)/Not annualized for periods less than one year.

                                                           AIM MULTI-SECTOR FUND

                                 Annual Report to Shareholders . August 31, 2005 As amended on December 21, 2005

                                  [COVER IMAGE]

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM MULTI-SECTOR FUND SEEKS CAPITAL GROWTH.

.. Unless otherwise stated, information presented in this report is as of August 31, 2005, and is based on total net assets.

ABOUT SHARE CLASSES

.. Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

PRINCIPAL RISKS OF INVESTING IN THE FUND

.. Investing in smaller companies involves greater risk than investing in more established companies, such as business risk, significant stock price fluctuations and illiquidity.

.. The Fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

.. Investing in a mutual fund with a higher concentration of sectors involves greater risks and potential rewards than investing in a more diversified fund.

ABOUT INDEXES USED IN THIS REPORT

.. The unmanaged Lipper MULTI-CAP CORE FUND INDEX represents an average of the performance of the 30 largest multi-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

.. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

.. The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

OTHER INFORMATION

.. The returns shown in management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

.. The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to share-holders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. And copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

--------------------------------
FUND NASDAQ SYMBOLS

Class A Shares             IAMSX
Class B Shares             IBMSX
Class C Shares             ICMSX
--------------------------------

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED           MAY LOSE VALUE        NO BANK GUARANTEE
--------------------------------------------------------------------------------

AIMINVESTMENTS.COM

AIM MULTI-SECTOR FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

[GRAHAM PHOTO]      The fiscal year ended August 31, 2005, was a good one for
                    investors as solid economic growth and generally impressive company earnings offset concerns about rising oil prices and the Federal Reserve's repeated increases in short-term interest rates. Most equity indexes, both domestic and international, ended up producing double-digit returns for the fiscal year.

                      For a discussion of how market conditions affected your
                    Fund and how the Fund was managed during the fiscal year, please turn to Page 3.

                    ADDITIONAL INFORMATION IN THIS REPORT

ROBERT H. GRAHAM    We would like to call your attention to two new elements in this report on your Fund. First, on Page 2, is a letter from Bruce Crockett, the independent Chair of the Board of Trustees of the AIM Funds. We first introduced you to Mr.
                    Crockett in the annual report on your Fund dated September
                    30, 2004. Mr. Crockett has been on our Funds' Board since
                    1992; he assumed his responsibilities as Chair in October
                    2004.

[WILLIAMSON PHOTO]    Mr. Crockett has expressed an interest in keeping
                    shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

MARK H. WILLIAMSON    One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 9 and 10.

                      Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                      We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments --REGISTERED TRADEMARK--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM         /S/ MARK H. WILLIAMSON

                    Robert H. Graham             Mark H. Williamson
                    President & Vice Chair,      Director & President,
                    AIM Funds                    A I M Advisors, Inc.

                    October 13, 2005

                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF AIM MANAGEMENT GROUP INC. AIM ADVISORS, INC. AND AIM CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS AND AIM DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM MULTI-SECTOR FUND

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

[CROCKETT PHOTO]      At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT     Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 9 and
                    10. I encourage you to review it.

                      Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                      Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                      At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                      Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    October 13, 2005

AIM MULTI-SECTOR FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

We are pleased to report that for the fiscal year ended August 31, 2005, Class A shares of AIM Multi-Sector Fund returned 28.01% at net asset value.

Your Fund handily outperformed the S&P 500 Index, which returned 12.55%. The Fund's overweight position in energy stocks was its greatest contributor to its outperformance relative to the broad market. Solid stock selection allowed your Fund to significantly outperform the S&P 500 Index in each of the five sectors in which it invests, as shown in the table on Page 4.

--------------------------------------------------------------------------------
FUND VS. INDEXES

TOTAL RETURNS, 8/31/04-8/31/05, EXCLUDING APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.

Class A Shares                        28.01%

Class B Shares                        27.15

Class C Shares                        27.10

S&P 500 Index (Broad Market
Index / Style-specific Index)         12.55

Lipper Multi-Cap Core Fund Index
(Peer Group Index)                    17.50

SOURCE: LIPPER, INC.
--------------------------------------------------------------------------------

  The Fund's long-term performance appears on Pages 6 and 7.
--------------------------------------------------------------------------------

HOW WE INVEST

Your Fund invests the bulk of its assets in stocks from five market sectors: energy, financials, health care, information technology and "leisure" (represented by the consumer discretionary sector). Fund assets are divided approximately equally among securities of companies in each sector to provide diversification. Fund managers act independently, creating portfolios for each sector that are applications of our best ideas in existing AIM sector funds.

     Managers use quantitative measures in stock selection combined with insights from fundamental research to determine if a stock has value and strong anticipated growth relative to its peers. We focus on companies that exhibit strong return on capital, cash flow, sustainable growth, and superior business strategies that make them market leaders.

     In the resulting portfolios, each sector has approximately 20 to 25 holdings. Your Fund is rebalanced annually at fiscal year-end to return the sectors to their approximate equal weightings.

     We consider selling a stock when we see:

..  fundamental deterioration in the company

..  more attractive investment opportunities

..  inability of the company to capitalize on market opportunity

..  a questionable change in management's strategic direction

MARKET CONDITIONS AND YOUR FUND

Throughout the fiscal year, the economy expanded, driven largely by sustained, robust consumer spending. At its close, inflation (excluding energy) remained modest and payrolls continued to expand. In testimony to Congress in late July, U.S. Federal Reserve Board (the Fed) Chairman Alan Greenspan suggested such trends were likely to continue when he reported that "our baseline outlook for the U.S. economy is one of sustained economic growth and contained inflation pressures."

     Higher short-term interest rates and rising energy prices were the most significant headwinds for the U.S. economy and the broad stock market. In an effort to ensure that inflation remained contained, the Fed raised its federal funds target rate from 1.50% at the start of the fiscal year to 3.50% at its close. Its actions caused credit card interest rates, for example, to rise for many consumers. Together, these two factors had the potential to crimp consumer spending and slow economic growth.

     As the fiscal year drew to a close, we began to see signs that historically high energy prices might finally be causing consumers to reduce

                                                           (Continued On Page 4)

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION                 TOP 10 INDUSTRIES*                               TOP 10 EQUITY HOLDINGS*

By sector
Energy                         21.2%  1. Pharmaceuticals                       10.4%   1.  Harrah's Entertainment, Inc.   1.9%
Health Care                    19.0   2. Oil & Gas Equipment &  Services        6.5    2.  Murphy Oil Corp.               1.9
Financials                     18.8   3. Integrated Oil & Gas                   6.2    3.  Omnicom Group Inc.             1.8
Information Technology         16.9   4. Hotels, Resorts &  Cruise Lines        4.4    4.  Valero Energy Corp.            1.5
Consumer Discretionary         16.3   5. Oil & Gas Exploration & Production     3.9    5.  National-Oilwell Varco Inc.    1.3
Telecommunication Services      1.6   6. Biotechnology                          3.6    6.  Protein Design Labs,Inc.       1.3
Industrials                     0.6   7. Regional Banks                         3.6    7.  Grant Prideco, Inc.            1.2
Consumer Staples                0.4   8. Semiconductors                         3.3    8.  Yahoo! Inc.                    1.2
Money Market Funds                    9. Thrifts & Mortgage Finance             3.1    9. Corning Inc.                    1.2
Plus Other Assets Less          5.2   10. Internet Software &  Services         2.8    10. Cheniere Energy,Inc.           1.2
Liabilities
                                                  TOTAL NET ASSETS           $200.3 million
                                                  TOTAL NUMBER OF HOLDINGS*   117


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.
--------------------------------------------------------------------------------

AIM MULTI-SECTOR FUND

their spending. In late August, Hurricane Katrina disrupted offshore oil and gas production and shut down eight major refineries in the Gulf Coast region, sending oil and gasoline prices higher. We continue to monitor these trends closely.

     For the fiscal year, all 10 sectors of the S&P 500 Index posted gains. Of the five sectors in which the Fund primarily invests, performance varied widely--from the energy sector's 52% return to the financials sector's 4% return. See the table below for more specific information about the performance of market sectors in which the Fund invests the bulk of its assets.

                              Solid stock selection
                              allowed your Fund to
                            significantly outperform
                            the S&P 500 Index in
                            each of the five sectors
                             in which it invests...

     All 20 of your Fund's energy-sector holdings contributed positively to Fund performance. Our largest energy holdings were MURPHY OIL and VALERO ENERGY. Murphy Oil continued to benefit from its contract to supply Wal-Mart's (not a Fund holding) gas stations. Also, new discoveries in the Congo have the potential to boost the company's production capacity. Valero is a leading refiner of grades of oil that are heavier and higher in sulfur. While these grades cost somewhat more to refine, they cost much less to buy, giving Valero a cost advantage over its competitors.

     Within the financials sector, life insurer PRUDENTIAL contributed to Fund performance while FANNIE MAE detracted. Prudential's commitment to returning excess capital to shareholders has been a major driver of its performance for the last several years. Fannie Mae, a government-sponsored mortgage company, continued to be hurt by accounting and regulatory probes; nonetheless we continued to hold it because we believe it represents a compelling long-term investment.

--------------------------------------------------------------------------------

RETURNS AND PERFORMANCE SUMMARIES, BY SELECTED SECTORS, FUND VS. S&P 500 INDEX, 8/31/04 - 8/31/05

                               SECTOR RETURN, SECTOR RETURN,                      PERFORMANCE
SECTOR                             FUND           INDEX                             SUMMARY
CONSUMER DISCRETIONARY             17.55%         11.33%        For much of the fiscal year, the market worried that
(The Fund's leisure                                             rising short-term interest rates and energy prices might
holdings are largely from                                       crimp consumer spending--but those fears proved to be
the consumer discretionary                                      largely unfounded. A strengthening economy kept
sector.)                                                        consumers spending and traveling, and generous
                                                                incentives boosted new vehicle sales.

ENERGY                             67.69            51.85       As oil prices rose, so did earnings by many companies in
                                                                the energy sector. Integrated oil and gas, equipment and
                                                                services, and refining and marketing stocks all were
                                                                strong. While oil grabbed the headlines, the price of
                                                                natural gas, coal and other fuels also rose, benefiting
                                                                a host of companies within the sector.

FINANCIALS                         10.43            4.29        While short-term interest rates rose, long-term rates
                                                                remained historically low, aiding real estate and
                                                                mortgage-related stocks. As a group, banks, credit card
                                                                issuers and other diversified financial companies lagged
                                                                the market as their cost of funds rose in concert with
                                                                Fed tightening. Improvements in stock market performance
                                                                helped brokerage, asset management and investment firms.

HEALTH CARE                        29.46            9.15        Many investors favored health care stocks--both because
                                                                they are less sensitive to the economy and because many
                                                                of them pay relatively attractive dividends. While
                                                                somewhat defensive, the sector is poised to
                                                                benefit from an aging population. Biotech stocks lagged
                                                                early in the fiscal year but recovered, while health
                                                                care services stocks were among the sector's strongest
                                                                performers.

INFORMATION TECHNOLOGY             29.82            16.43       Particularly in late 2004, and mid-2005,
                                                                information technology stocks exhibited strength.
                                                                Declining semiconductor inventories and
                                                                stronger-than-expected demand for cell phones and
                                                                computers (particularly laptops) were important factors
                                                                in this strength. Also, investors viewed many
                                                                information technology stocks as reasonably valued.

Source: Lipper, Inc.
--------------------------------------------------------------------------------

AIM MULTI-SECTOR FUND

     Within the health care sector, PACIFICARE contributed to Fund performance while FOREST LABS detracted. PacifiCare has long been regarded as a well-managed industry leader, but its stock got an added boost when the company announced in July that it would merge with UnitedHealth Group (not a Fund holding). Forest Labs has faced increased generic competition and its product pipeline appears to us to have faltered. As a result, we reduced our exposure to the company.

                             Of the five sectors in
                            which the Fund primarily
                              invests, performance
                                varied widely...

     Within the information technology sector, APPLE COMPUTER helped while AVID TECHNOLOGY hindered Fund performance. Apple's stock has performed well for several years, due in large part to the phenomenal success of the company's iPod --REGISTERED TRADEMARK-- device and iTunes music store. Avid Technology's preeminent position in digital editing platforms and professional digital newsrooms could not overcome poor execution and a questionable acquisition strategy. We eliminated Avid Technology from the Fund.

     Within the leisure sector, HARRAH'S ENTERTAINMENT helped while newspaper publisher TRIBUNE hindered Fund performance. Harrah's seems not to have been hurt by rising gasoline prices, as many investors had feared, and the company continued to report good earnings. Tribune was hurt as some if its employment and real estate advertising moved to the Internet, and the company found itself under scrutiny regarding its circulation figures. As a result, we eliminated Tribune from the portfolio.

IN CLOSING
At the close of the fiscal year, economic data painted a generally positive picture of the U.S. economy, despite rising short-term interest rates and historically high energy prices. No one was certain how significant the effects of Hurricane Katrina would be for the nation's economy or for individual sectors or companies. That is why we continue to maintain a long-term investment horizon, and why we encourage shareholders to do the same. As always, we thank you for your continued investment in AIM Multi-Sector Fund.

THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF AIM ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT AIM ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

          See important Fund and index disclosures inside front cover.
--------------------------------------------------------------------------------
[GREENBERG PHOTO]

MARK D. GREENBERG, Chartered Financial Analyst, senior portfolio manager, is co-manager of AIM Multi-Sector Fund. Mr. Greenberg began his career in the investment industry in 1980, and media and entertainment stocks became his focus in 1983. He joined the Fund's advisor in 1996. Mr. Greenberg attended City University in London, England, and received his B.S.B.A. in economics with a specialization in finance from Marquette University.

[KEITHLER PHOTO]

WILLIAM R. KEITHLER, Chartered Financial Analyst, senior portfolio manager, is co-manager of AIM Multi-Sector Fund. He began his career in the investment industry in 1982 and joined the Fund's advisor in 1986, where he managed several funds for the company until 1993. He rejoined the firm in 1998. Mr. Keithler has a B.A. from Webster College in St. Louis, and an M.A. in finance from the University of Wisconsin-Madison.

[SEGNER PHOTO]

JOHN S. SEGNER, senior portfolio manager, is co-manager of AIM Multi-Sector Fund. He has more than 20 years of experience in the energy and investment industries. Before joining the Fund's advisor in 1997, he was managing director and principal with an investment management company that focused exclusively on publicly-traded energy stocks. Mr. Segner holds a B.S. in civil engineering from the University of Alabama and an M.B.A. with a concentration in finance from The University of Texas at Austin.

[SIMON PHOTO]

MICHAEL J. SIMON, Chartered Financial Analyst, senior portfolio manager, is co-manager of AIM Multi-Sector Fund. He started his investment industry career in 1989 and joined AIM in 2001. Mr. Simon received his B.B.A. in finance from Texas Christian University and his M.B.A. from the University of Chicago.

[YELLEN PHOTO]

MICHAEL YELLEN, senior portfolio manager, is co-manager of AIM Multi-Sector Fund. He began his investment industry career in 1991 and joined AIM in 1998. Mr. Yellen received his B.A. from Stanford University.
--------------------------------------------------------------------------------
                              [RIGHT ARROW GRAPHIC]

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGES 6 AND
7.

AIM MULTI-SECTOR FUND

YOUR FUND'S LONG-TERM PERFORMANCE

                                [MOUNTAIN CHART]

     RESULTS OF A $10,000 INVESTMENT

     Fund data from 9/3/02, index data from 8/31/02

--------------------------------------------------------------------------------

                  AIM MULTI-SECTOR FUND- AIM MULTI-SECTOR FUND- AIM  MULTI-SECTOR FUND- LIPPER MULTI-CAP S&P 500
        DATE          CLASS A SHARES         CLASS B SHARES         CLASS C SHARES      CORE FUND INDEX   INDEX
        9/3/02           $  9450                $ 10000                $ 10000              $ 10000      $ 10000
          9/02              9160                   9687                   9687                 9080         8914
         10/02              9727                  10281                  10281                 9655         9698
         11/02             10155                  10728                  10728                10243        10268
         12/02              9701                  10247                  10247                 9655         9665
          1/03              9657                  10194                  10194                 9492         9413
          2/03              9563                  10087                  10087                 9328         9271
          3/03              9638                  10167                  10167                 9358         9361
          4/03             10274                  10827                  10827                10086        10132
          5/03             11093                  11686                  11673                10768        10665
          6/03             11143                  11733                  11727                10929        10801
          7/03             11281                  11867                  11854                11140        10992
          8/03             11533                  12127                  12113                11482        11206
          9/03             11300                  11867                  11860                11330        11087
         10/03             11917                  12507                  12500                12004        11714
         11/03             12087                  12681                  12674                12192        11817
         12/03             12665                  13279                  13272                12678        12436
          1/04             12998                  13618                  13611                12976        12664
          2/04             13246                  13867                  13867                13177        12840
          3/04             13128                  13742                  13735                13028        12647
          4/04             12828                  13418                  13411                12753        12448
          5/04             12887                  13473                  13473                12906        12619
          6/04             13245                  13839                  13832                13192        12864
          7/04             12691                  13253                  13246                12651        12438
          8/04             12633                  13184                  13184                12642        12488
          9/04             13167                  13736                  13729                12912        12624
         10/04             13422                  13991                  13992                13107        12816
         11/04             14106                  14695                  14688                13765        13335
         12/04             14511                  15110                  15104                14249        13788
          1/05             14229                  14812                  14806                13924        13452
          2/05             14898                  15499                  15495                14206        13735
          3/05             14536                  15116                  15112                13983        13492
          4/05             14202                  14755                  14757                13602        13237
          5/05             14891                  15471                  15467                14159        13657
          6/05             15226                  15805                  15801                14315        13677
          7/05             15922                  16521                  16517                14922        14185
          8/05             16178                  16760                  16754                14854        14056

--------------------------------------------------------------------------------
                                                            SOURCE: LIPPER, INC.

The data shown in the chart include reinvested distributions, applicable sales charges, Fund expenses and management fees. Results for Class B shares are calculated as if a hypo-thetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance of the indexes does not reflect the effects of taxes.

AIM MULTI-SECTOR FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
As of 8/31/05, including applicable sales charges
CLASS A SHARES
Inception (9/3/02)    17.44%
  1 Year              20.95

CLASS B SHARES
Inception (9/3/02)
  1 Year              18.13%
                      22.15
CLASS C SHARES
Inception (9/3/02)
  1 Year              18.83%
                      26.10
================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/05, most recent calendar quarter-end applicable including sales charges

CLASS A SHARES
Inception (9/3/02)    16.09%
  1 Year               8.65

CLASS B SHARES
Inception (9/3/02)    16.81%
  1 Year               9.21

CLASS C SHARES
Inception (9/3/02)    17.59%
  1 Year              13.21
================================================================================

CUMULATIVE TOTAL RETURNS

6 months ended 8/31/05, excluding applicable sales charges

Class A Shares         8.54%
Class B Shares         8.14
Class C Shares         8.15
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

     CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE.

     THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

     HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES IN THE PAST, PERFORMANCE WOULD HAVE BEEN LOWER.

AIM MULTI-SECTOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005, through August 31, 2005.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended August 31, 2005, appear in the table "Fund vs. Indexes" on Page 3.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                       ACTUAL                        HYPOTHETICAL
                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

        BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES      ENDING ACCOUNT     EXPENSES
SHARE         VALUE             VALUE        PAID DURING          VALUE        PAID DURING
CLASS       (3/1/05)         (8/31/05)/1/    PERIOD/2/,/3/     (8/31/05)      PERIOD/2/,/4/
  A        $  1,000.00       $  1,085.40       $   7.73        $  1,017.80      $   7.48
  B           1,000.00          1,081.40          11.33           1,014.32         10.97
  C           1,000.00          1,081.50          11.33           1,014.32         10.97

/1/The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended August 31, 2005, appear in the table "Fund vs. Indexes" on Page 3.

/2/Expenses are equal to the Fund's annualized expense ratio (1.47%, 2.16% and 2.16% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12b-1 plan fees for Class A shares to 0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 1.41% for the Class A shares.

/3/The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $7.41 for the Class A shares.

/4/The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $7.17 for the Class A shares.
--------------------------------------------------------------------------------

                                              [ARROW
                                              BUTTON  For More Information Visit
                                              IMAGE]     AIMINVESTMENTS.COM

AIM MULTI-SECTOR FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Counselor Series Trust (the "Board") oversees the management of AIM Multi-Sector Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board, which is comprised solely of independent trustees, at a meeting held on June 30,2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1,2005.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one and two calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one and two calendar years against the performance of the Lipper Multi-Cap Core Index. The Board noted that the Fund's performance for the two year period was comparable to the performance of such Index and was above the Index performance for the one year period. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through August 31, 2005 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect until August 31, 2005. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale, although the advisory fee waiver reflects economies of scale.

                                                          (Continued on Page 10)

AIM MULTI-SECTOR FUND

.. Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

.. Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AlM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

SUPPLEMENT TO ANNUAL REPORT DATED 8/31/05

AIM MULTI-SECTOR FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
For periods ended 8/31/05
Inception (5/3/04)   18.44%
  1 Year             28.64
  6 Months*           8.81
================================================================================

AVERAGE ANNUAL TOTAL RETURNS
For periods ended 6/30/05, most recent calendar quarter-end
Inception (5/3/04)   15.19%
  1 Year             15.61
  6 Months*           5.19

* Cumulative total return that has not been annualized
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES HAVE NO SALES CHARGE; THEREFORE, PERFORMANCE IS AT NAV. PERFORMANCE OF INSTITUTIONAL CLASS SHARES WILL DIFFER FROM PERFORMANCE OF OTHER SHARE CLASSES DUE TO DIFFERING SALES CHARGES AND CLASS EXPENSES.

     PLEASE NOTE THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MORE RECENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. ALL RETURNS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE FULL REPORT FOR INFORMATION ON COMPARATIVE BENCHMARKS. PLEASE CONSULT YOUR FUND PROSPECTUS FOR MORE INFORMATION. FOR THE MOST CURRENT MONTH-END PERFORMANCE, PLEASE CALL 800-525-8085 OR VISIT AIMINVESTMENTS.COM.

--------------------------------------------------------------------------------

NASDAQ SYMBOL                                                              IIMSX

--------------------------------------------------------------------------------


                                   Over for information on your Fund's expenses.


                       FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                    [YOUR GOALS.
AIMINVESTMENTS.COM  l-MSE-INS-l    OUR SOLUTIONS.]       [AIM INVESTMENTS LOGO]
                               - REGISTERED TRADEMARK - - REGISTERED TRADEMARK -

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2005, through August 31, 2005.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended August 31, 2005, appears in the table on the front of this supplement.

     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                       ACTUAL                              HYPOTHETICAL
                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES      ENDING ACCOUNT     EXPENSES
    SHARE            VALUE             VALUE        PAID DURING          VALUE        PAID DURING
    CLASS           (3/1/05)        (8/31/05)/1/     PERIOD/2/         (8/31/05)        PERIOD/2/
Institutional     $ 1,000.00         $ 1,088.10       $ 5.11          $ 1,020.32         $ 4.94

/1/The actual ending account value is based on the actual total return of the Fund for the period March 1, 2005, through August 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses The Fund's actual cumulative total return after expenses for the six months ended August 31, 2005, appears in the table on the front of this supplement.

/2/ Expenses are equal to the Fund's annualized expense ratio, 0.97% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
--------------------------------------------------------------------------------

FINANCIALS

SCHEDULE OF INVESTMENTS
August 31, 2005

                                                            MARKET
                                                 SHARES     VALUE
          ------------------------------------------------------------
          DOMESTIC COMMON STOCKS-80.39%

          ADVERTISING-1.78%
          Omnicom Group Inc.                      44,320 $   3,565,101
          ------------------------------------------------------------

          APPAREL, ACCESSORIES & LUXURY
           GOODS-0.79%
          Polo Ralph Lauren Corp.                 32,090     1,590,059
          ------------------------------------------------------------

          APPLICATION SOFTWARE-0.81%
          Amdocs Ltd./(a)/                        55,600     1,631,860
          ------------------------------------------------------------

          ASSET MANAGEMENT & CUSTODY
           BANKS-2.10%
          Bank of New York Co., Inc. (The)        51,300     1,568,241
          ------------------------------------------------------------
          Federated Investors, Inc.-Class B       45,700     1,419,442
          ------------------------------------------------------------
          State Street Corp.                      25,200     1,217,916
          ------------------------------------------------------------
                                                             4,205,599
          ------------------------------------------------------------

          BIOTECHNOLOGY-2.62%
          Amgen Inc./(a)/                         21,200     1,693,880
          ------------------------------------------------------------
          Cubist Pharmaceuticals, Inc./(a)/       50,700       916,149
          ------------------------------------------------------------
          Protein Design Labs, Inc./(a)/          93,400     2,497,516
          ------------------------------------------------------------
          Rigel Pharmaceuticals, Inc./(a)/         6,700       134,871
          ------------------------------------------------------------
                                                             5,242,416
          ------------------------------------------------------------

          BREWERS-0.41%
          Anheuser-Busch Cos., Inc.               18,300       810,873
          ------------------------------------------------------------

          BROADCASTING & CABLE TV-2.21%
          Cablevision Systems Corp.-Class A/(a)/  57,950     1,808,040
          ------------------------------------------------------------
          Comcast Corp.-Class A/(a)/              32,100       987,075
          ------------------------------------------------------------
          Liberty Media Corp.-Class A/(a)/       195,060     1,620,949
          ------------------------------------------------------------
                                                             4,416,064
          ------------------------------------------------------------

          CASINOS & GAMING-2.78%
          Harrah's Entertainment, Inc.            55,740     3,877,274
          ------------------------------------------------------------
          International Game Technology           60,970     1,690,088
          ------------------------------------------------------------
                                                             5,567,362
          ------------------------------------------------------------

          COMMUNICATIONS EQUIPMENT-2.55%
          Cisco Systems, Inc./(a)/                64,100     1,129,442
          ------------------------------------------------------------
          Corning Inc./(a)/                      118,300     2,361,268
          ------------------------------------------------------------
          Motorola, Inc.                          73,500     1,608,180
          ------------------------------------------------------------
                                                             5,098,890
          ------------------------------------------------------------

          COMPUTER HARDWARE-2.25%
          Apple Computer, Inc./(a)/               46,200     2,168,166
          ------------------------------------------------------------
          Hewlett-Packard Co.                     84,111     2,334,921
          ------------------------------------------------------------
                                                             4,503,087
          ------------------------------------------------------------

          COMPUTER STORAGE & PERIPHERALS-0.76%
          EMC Corp./(a)/                         118,700     1,526,482
          ------------------------------------------------------------

                                                                MARKET
                                                     SHARES     VALUE
      --------------------------------------------------------------------

      CONSUMER FINANCE-0.67%
      Capital One Financial Corp.                     16,400 $   1,348,736
      --------------------------------------------------------------------

      DIVERSIFIED BANKS-2.15%
      Bank of America Corp.                           26,882     1,156,732
      --------------------------------------------------------------------
      U.S. Bancorp                                    31,900       932,118
      --------------------------------------------------------------------
      Wachovia Corp.                                  32,100     1,592,802
      --------------------------------------------------------------------
      Wells Fargo & Co.                               10,600       631,972
      --------------------------------------------------------------------
                                                                 4,313,624
      --------------------------------------------------------------------

      DIVERSIFIED COMMERCIAL & PROFESSIONAL
       SERVICES-0.62%
      Cendant Corp.                                   60,590     1,232,401
      --------------------------------------------------------------------

      HEALTH CARE EQUIPMENT-2.71%
      Beckman Coulter, Inc.                            6,000       334,740
      --------------------------------------------------------------------
      Medtronic, Inc.                                 14,700       837,900
      --------------------------------------------------------------------
      St. Jude Medical, Inc./(a)/                     47,000     2,157,300
      --------------------------------------------------------------------
      Thermo Electron Corp./(a)/                      74,904     2,089,822
      --------------------------------------------------------------------
                                                                 5,419,762
      --------------------------------------------------------------------

      HEALTH CARE FACILITIES-0.55%
      Community Health Systems, Inc./(a)/             30,000     1,104,900
      --------------------------------------------------------------------

      HEALTH CARE SERVICES-1.07%
      Caremark Rx, Inc./(a)/                           4,900       228,977
      --------------------------------------------------------------------
      Pharmaceutical Product Development, Inc./(a)/   34,100     1,918,807
      --------------------------------------------------------------------
                                                                 2,147,784
      --------------------------------------------------------------------

      HOME ENTERTAINMENT SOFTWARE-0.91%
      Activision, Inc./(a)/                           81,166     1,814,060
      --------------------------------------------------------------------

      HOTELS, RESORTS & CRUISE LINES-3.36%
      Carnival Corp./(b)/                             39,450     1,946,463
      --------------------------------------------------------------------
      Hilton Hotels Corp.                             50,080     1,160,354
      --------------------------------------------------------------------
      Marriott International, Inc.-Class A            16,450     1,039,805
      --------------------------------------------------------------------
      Royal Carribbean Cruises Ltd.                   19,450       830,904
      --------------------------------------------------------------------
      Starwood Hotels & Resorts Worldwide, Inc./(c)/  30,200     1,760,660
      --------------------------------------------------------------------
                                                                 6,738,186
      --------------------------------------------------------------------

      INTEGRATED OIL & GAS-4.26%
      Amerada Hess Corp.                              16,000     2,033,600
      --------------------------------------------------------------------
      ConocoPhillips                                  33,000     2,176,020
      --------------------------------------------------------------------
      Exxon Mobil Corp.                               10,000       599,000
      --------------------------------------------------------------------
      Murphy Oil Corp.                                68,000     3,716,200
      --------------------------------------------------------------------
                                                                 8,524,820
      --------------------------------------------------------------------

      INTERNET SOFTWARE & SERVICES-2.84%
      Google Inc.-Class A/(a)/                         5,300     1,515,800
      --------------------------------------------------------------------
      Openwave Systems Inc./(a)/                     104,130     1,792,077
      --------------------------------------------------------------------
      Yahoo! Inc./(a)/                                71,660     2,389,144
      --------------------------------------------------------------------
                                                                 5,697,021
      --------------------------------------------------------------------

                                                                 MARKET
                                                      SHARES     VALUE
    -----------------------------------------------------------------------

    INVESTMENT BANKING & BROKERAGE-1.73%
    Merrill Lynch & Co., Inc.                          34,200 $   1,954,872
    -----------------------------------------------------------------------
    Morgan Stanley                                     29,800     1,515,926
    -----------------------------------------------------------------------
                                                                  3,470,798
    -----------------------------------------------------------------------

    IT CONSULTING & OTHER SERVICES-0.76%
    Cognizant Technology Solutions Corp.-Class A/(a)/  33,600     1,529,808
    -----------------------------------------------------------------------

    LIFE & HEALTH INSURANCE-0.38%
    Prudential Financial, Inc.                         11,700       753,129
    -----------------------------------------------------------------------

    MANAGED HEALTH CARE-0.70%
    Aetna Inc.                                          7,800       621,426
    -----------------------------------------------------------------------
    PacifiCare Health Systems, Inc./(a)/               10,300       776,414
    -----------------------------------------------------------------------
                                                                  1,397,840
    -----------------------------------------------------------------------

    MOVIES & ENTERTAINMENT-2.28%
    Disney (Walt) Co. (The)                            32,800       826,232
    -----------------------------------------------------------------------
    News Corp.-Class A                                142,850     2,315,599
    -----------------------------------------------------------------------
    Time Warner Inc.                                   79,637     1,427,095
    -----------------------------------------------------------------------
                                                                  4,568,926
    -----------------------------------------------------------------------

    MULTI-LINE INSURANCE-0.77%
    American International Group, Inc.                  5,200       307,840
    -----------------------------------------------------------------------
    Hartford Financial Services Group, Inc. (The)      17,000     1,241,850
    -----------------------------------------------------------------------
                                                                  1,549,690
    -----------------------------------------------------------------------

    OIL & GAS DRILLING-2.00%
    Nabors Industries, Ltd./(a)/                       28,000     1,876,000
    -----------------------------------------------------------------------
    Noble Corp.                                        30,000     2,139,000
    -----------------------------------------------------------------------
                                                                  4,015,000
    -----------------------------------------------------------------------

    OIL & GAS EQUIPMENT & SERVICES-6.45%
    Cal Dive International, Inc./(a)/                  33,000     2,061,180
    -----------------------------------------------------------------------
    FMC Technologies, Inc./(a)/                        45,000     1,809,450
    -----------------------------------------------------------------------
    Grant Prideco, Inc./(a)/                           65,000     2,395,900
    -----------------------------------------------------------------------
    National-Oilwell Varco Inc./(a)/                   39,000     2,504,190
    -----------------------------------------------------------------------
    Schlumberger Ltd.                                  23,000     1,983,290
    -----------------------------------------------------------------------
    Weatherford International Ltd./(a)/                32,000     2,166,720
    -----------------------------------------------------------------------
                                                                 12,920,730
    -----------------------------------------------------------------------

    OIL & GAS EXPLORATION &
     PRODUCTION-2.83%
    Apache Corp.                                       28,000     2,005,360
    -----------------------------------------------------------------------
    Cheniere Energy, Inc./(a)/                         60,000     2,343,000
    -----------------------------------------------------------------------
    Newfield Exploration Co./(a)/                      28,000     1,322,160
    -----------------------------------------------------------------------
                                                                  5,670,520
    -----------------------------------------------------------------------

    OIL & GAS REFINING & MARKETING-1.49%
    Valero Energy Corp.                                28,000     2,982,000
    -----------------------------------------------------------------------

    OIL & GAS STORAGE &
     TRANSPORTATION-1.01%
    Williams Cos., Inc. (The)                          90,000     2,019,600
    -----------------------------------------------------------------------

                                                          MARKET
                                                SHARES    VALUE
            --------------------------------------------------------

            OTHER DIVERSIFIED FINANCIAL
             SERVICES-1.87%
            Citigroup Inc.                      50,500 $   2,210,385
            --------------------------------------------------------
            JPMorgan Chase & Co.                45,576     1,544,571
            --------------------------------------------------------
                                                           3,754,956
            --------------------------------------------------------

            PHARMACEUTICALS-4.23%
            Forest Laboratories, Inc./(a)/      28,200     1,252,080
            --------------------------------------------------------
            Lilly (Eli) and Co.                 40,000     2,200,800
            --------------------------------------------------------
            Pfizer Inc.                         84,000     2,139,480
            --------------------------------------------------------
            Sepracor Inc./(a)/                  31,000     1,556,200
            --------------------------------------------------------
            Wyeth                               28,800     1,318,752
            --------------------------------------------------------
                                                           8,467,312
            --------------------------------------------------------

            PROPERTY & CASUALTY INSURANCE-1.47%
            ACE Ltd.                            32,700     1,452,207
            --------------------------------------------------------
            St. Paul Travelers Cos., Inc. (The) 34,600     1,488,146
            --------------------------------------------------------
                                                           2,940,353
            --------------------------------------------------------

            PUBLISHING-0.89%
            Gannett Co., Inc.                   10,640       773,741
            --------------------------------------------------------
            Knight-Ridder, Inc.                 15,830     1,014,386
            --------------------------------------------------------
                                                           1,788,127
            --------------------------------------------------------

            REGIONAL BANKS-3.57%
            Cullen/Frost Bankers, Inc.          33,600     1,642,032
            --------------------------------------------------------
            Fifth Third Bancorp                 43,700     1,809,617
            --------------------------------------------------------
            North Fork Bancorp., Inc.           55,100     1,514,699
            --------------------------------------------------------
            SunTrust Banks, Inc.                18,400     1,293,152
            --------------------------------------------------------
            Zions Bancorp.                      12,600       880,236
            --------------------------------------------------------
                                                           7,139,736
            --------------------------------------------------------

            RESTAURANTS-0.43%
            CBRL Group, Inc.                    23,600       853,376
            --------------------------------------------------------

            SEMICONDUCTOR EQUIPMENT-0.81%
            Applied Materials, Inc.             88,700     1,624,097
            --------------------------------------------------------

            SEMICONDUCTORS-2.43%
            Intel Corp.                         67,900     1,746,388
            --------------------------------------------------------
            National Semiconductor Corp.        54,500     1,358,685
            --------------------------------------------------------
            Texas Instruments Inc.              54,000     1,764,720
            --------------------------------------------------------
                                                           4,869,793
            --------------------------------------------------------

            SPECIALIZED CONSUMER SERVICES-0.39%
            H&R Block, Inc.                     28,900       778,855
            --------------------------------------------------------

            SYSTEMS SOFTWARE-1.06%
            Microsoft Corp.                     77,300     2,118,020
            --------------------------------------------------------

            THRIFTS & MORTGAGE FINANCE-3.05%
            Fannie Mae                          34,300     1,750,672
            --------------------------------------------------------
            Freddie Mac                         22,100     1,334,398
            --------------------------------------------------------

                                                                      MARKET
                                                           SHARES     VALUE
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-(CONTINUED)
Hudson City Bancorp, Inc.                                  149,300 $   1,866,250
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                       28,800     1,165,248
--------------------------------------------------------------------------------
                                                                       6,116,568
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
 SERVICES-1.59%
Nextel Partners, Inc.-Class A/(a)/                          55,600     1,458,944
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                         66,800     1,732,124
--------------------------------------------------------------------------------
                                                                       3,191,068
--------------------------------------------------------------------------------
    Total Domestic Common Stocks
     (Cost $136,927,321)                                             161,019,389
--------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
 INTERESTS--14.37%

BELGIUM-1.02%
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)/(d)/  21,222     2,035,037
--------------------------------------------------------------------------------

BERMUDA-0.88%
Marvell Technology Group Ltd. (Semiconductors)/(a)/         37,500     1,769,625
--------------------------------------------------------------------------------

CANADA-2.05%
QLT Inc. (Biotechnology)/(a)/                              218,600     1,908,378
--------------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
 Production)                                                45,000     2,203,650
--------------------------------------------------------------------------------
                                                                       4,112,028
--------------------------------------------------------------------------------

DENMARK-1.04%
Novo Nordisk A.S.-ADR (Pharmaceuticals)                     40,000     2,072,800
--------------------------------------------------------------------------------

FRANCE-2.42%
Accor S.A. (Hotels, Resorts & Cruise Lines)/(d)/            17,955       949,727
--------------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)                        45,000     1,924,200
--------------------------------------------------------------------------------
Total S.A.-ADR (Integrated Oil & Gas)                       15,000     1,977,600
--------------------------------------------------------------------------------
                                                                       4,851,527
--------------------------------------------------------------------------------

                                                                    MARKET
                                                        SHARES      VALUE
 -----------------------------------------------------------------------------

 GERMANY-0.87%
 SAP A.G.-ADR (Application Software)                      40,800 $  1,740,936
 -----------------------------------------------------------------------------

 JAPAN-2.10%
 Astellas Pharma Inc. (Pharmaceuticals)/(d)/              54,000    1,930,780
 -----------------------------------------------------------------------------
 Eisai Co., Ltd. (Pharmaceuticals)/(d)/                   60,000    2,283,470
 -----------------------------------------------------------------------------
                                                                    4,214,250
 -----------------------------------------------------------------------------

 SWITZERLAND-2.09%
 Novartis A.G.-ADR (Pharmaceuticals)                      40,400    1,969,500
 -----------------------------------------------------------------------------
 Roche Holding A.G. (Pharmaceuticals)/(d)/                16,000    2,220,057
 -----------------------------------------------------------------------------
                                                                    4,189,557
 -----------------------------------------------------------------------------

 UNITED KINGDOM-1.90%
 BP PLC-ADR (Integrated Oil & Gas)                        28,000    1,914,640
 -----------------------------------------------------------------------------
 InterContinental Hotels Group PLC (Hotels, Resorts &
  Cruise Lines)/(d)/                                      76,450    1,031,319
 -----------------------------------------------------------------------------
 WPP Group PLC (Advertising)/(d)/                         82,012      850,425
 -----------------------------------------------------------------------------
                                                                    3,796,384
 -----------------------------------------------------------------------------
     Total Foreign Stocks & Other Equity Interests
      (Cost $24,399,799)                                           28,782,144
 -----------------------------------------------------------------------------
 MONEY MARKET FUNDS-5.87%
 Premier Portfolio-Institutional Class
  (Cost $11,751,781)/(e)/                             11,751,781   11,751,781
 -----------------------------------------------------------------------------
 TOTAL INVESTMENTS-100.63% (Cost $173,078,901)                    201,553,314
 -----------------------------------------------------------------------------
 OTHER ASSETS LESS LIABILITIES-(0.63)%                             (1,270,578)
 -----------------------------------------------------------------------------
 NET ASSETS-100.00%                                              $200,282,736
 -----------------------------------------------------------------------------

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:
/(a)/Non-income producing security.
/(b)/Each unit represents one common share and one trust share.
/(c)/Each unit represents one common share and one Class B share.
/(d)/In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at August 31, 2005 was $11,300,815, which represented 5.61% of the Fund's Total Investments. See
    Note 1A.
/(e)/The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2005

ASSETS:
Investments, at market value (cost $161,327,120)                    $189,801,533
---------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $11,751,781)       11,751,781
---------------------------------------------------------------------------------
    Total investments (cost $173,078,901)                            201,553,314
---------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                     2,370,540
---------------------------------------------------------------------------------
  Dividends                                                              220,900
---------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          6,652
---------------------------------------------------------------------------------
Other assets                                                              46,742
---------------------------------------------------------------------------------
    Total assets                                                     204,198,148
---------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                3,554,746
---------------------------------------------------------------------------------
  Fund shares reacquired                                                 202,300
---------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                       8,597
---------------------------------------------------------------------------------
Accrued distribution fees                                                 61,357
---------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                          1,968
---------------------------------------------------------------------------------
Accrued transfer agent fees                                               27,695
---------------------------------------------------------------------------------
Accrued operating expenses                                                58,749
---------------------------------------------------------------------------------
    Total liabilities                                                  3,915,412
---------------------------------------------------------------------------------
Net assets applicable to shares outstanding                         $200,282,736
---------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                       $167,814,042
---------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (600,879)
---------------------------------------------------------------------------------
Undistributed net realized gain from investment securities, foreign
 currencies and option contracts                                       4,594,572
---------------------------------------------------------------------------------
Unrealized appreciation of investment securities and foreign
 currencies                                                           28,475,001
---------------------------------------------------------------------------------
                                                                    $200,282,736
---------------------------------------------------------------------------------

           NET ASSETS:
           Class A                                        $99,720,847
           ----------------------------------------------------------
           Class B                                        $24,952,720
           ----------------------------------------------------------
           Class C                                        $29,980,801
           ----------------------------------------------------------
           Institutional Class                            $45,628,368
           ----------------------------------------------------------

           SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
            UNLIMITED NUMBER OF SHARES AUTHORIZED:
           Class A                                          4,127,961
           ----------------------------------------------------------
           Class B                                          1,055,319
           ----------------------------------------------------------
           Class C                                          1,268,499
           ----------------------------------------------------------
           Institutional Class                              1,875,351
           ----------------------------------------------------------
           Class A :
            Net asset value per share                     $     24.16
           ----------------------------------------------------------
             Offering price per share:
              (Net asset value of $24.16 / 94.50%)        $     25.57
           ----------------------------------------------------------
           Class B :
            Net asset value and offering price per share  $     23.64
           ----------------------------------------------------------
           Class C :
            Net asset value and offering price per share  $     23.63
           ----------------------------------------------------------
           Institutional Class:
            Net asset value and offering price per share  $     24.33
           ----------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2005

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $28,205)                                                    $ 1,346,429
---------------------------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                                                 149,465
---------------------------------------------------------------------------------------------------------------------
    Total investment income                                                                                1,495,894
---------------------------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                                                874,904
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                  50,000
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                41,546
---------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                                    176,390
---------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                    156,282
---------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                    213,976
---------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Class A, B and C                                                                      175,104
---------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                                                                     3,379
---------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                                     16,995
---------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                 107,476
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                        160,337
---------------------------------------------------------------------------------------------------------------------
    Total expenses                                                                                         1,976,389
---------------------------------------------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangement                                         (74,633)
---------------------------------------------------------------------------------------------------------------------
    Net expenses                                                                                           1,901,756
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                                (405,862)
---------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:
Net realized gain (loss) from:
  Investment securities (includes gains from securities sold to affiliates of $66,634)                     5,117,324
---------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                         (48,762)
---------------------------------------------------------------------------------------------------------------------
  Option contracts written                                                                                    73,767
---------------------------------------------------------------------------------------------------------------------
                                                                                                           5,142,329
---------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                                                                                   23,063,667
---------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                             487
---------------------------------------------------------------------------------------------------------------------
                                                                                                          23,064,154
---------------------------------------------------------------------------------------------------------------------
Net gain from investment securities, foreign currencies and option contracts                              28,206,483
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                     $27,800,621
---------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2005 and 2004

                                                                                                                     2005
-------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                                   $   (405,862)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign currencies and option contracts                             5,142,329
-------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment securities and foreign currencies                            23,064,154
-------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                           27,800,621
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                                                          (1,155,863)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                            (349,728)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                            (503,792)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                                (427,762)
-------------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                            (2,437,145)
-------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                          49,177,390
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                          10,356,674
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                           9,037,080
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                              33,090,929
-------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from share transactions                                                  101,662,073
-------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets                                                                                    127,025,549
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                                                73,257,187
-------------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income (loss) of $(600,879) and $(204,843), respectively)  $200,282,736
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     2004
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                                   $  (586,298)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign currencies and option contracts                            3,915,128
-----------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment securities and foreign currencies                              646,340
-----------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                           3,975,170
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                                                         (1,045,510)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                           (321,179)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                           (455,856)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                                     --
-----------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                           (1,822,545)
-----------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                         11,261,487
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                          2,595,655
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                          5,659,710
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                              7,072,262
-----------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from share transactions                                                  26,589,114
-----------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets                                                                                    28,741,739
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of year                                                                                               44,515,448
-----------------------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment income (loss) of $(600,879) and $(204,843), respectively)  $73,257,187
-----------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Multi-Sector Fund, formerly INVESCO Multi-Sector Fund, (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek capital growth.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.75% of the Fund's average daily net assets. Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

              AVERAGE NET ASSETS                             RATE
              ----------------------------------------------------
              First $250 million                            0.695%
              ----------------------------------------------------
              Next $250 million                             0.67%
              ----------------------------------------------------
              Next $500 million                             0.645%
              ----------------------------------------------------
              Next $1.5 billion                             0.62%
              ----------------------------------------------------
              Next $2.5 billion                             0.595%
              ----------------------------------------------------
              Next $2.5 billion                             0.57%
              ----------------------------------------------------
              Next $2.5 billion                             0.545%
              ----------------------------------------------------
              Over $10 billion                              0.52%
              ----------------------------------------------------

  Prior to September 30, 2004, under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM paid INVESCO 40% of the fee paid by the Fund to AIM. This sub-advisory agreement expired on September 30, 2004.
  AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.90%, 2.65%, 2.65% and 1.65% of average daily net assets, respectively, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.
  Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the year ended August 31, 2005, AIM waived fees of $51,656.
  At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended August 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $19,948.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended August 31, 2005, AIM was paid $50,000.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended
August 31, 2005, the Fund paid AISI $175,104 for Class A, Class B and Class C share classes and $3,379 for Institutional Class shares.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B and Class C Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended August 31, 2005, the Class A, Class B and Class C shares paid $176,390, $156,282 and $213,976, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the year ended August 31, 2005, ADI advised the Fund that it retained $52,345 in front-end sales commissions from the sale of Class A shares and $221, $13,836 and $2,983 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the year ended August 31, 2005.


                                                                               CHANGE IN
                                        MARKET                   PROCEEDS      UNREALIZED     MARKET             REALIZED
                                        VALUE     PURCHASES        FROM       APPRECIATION    VALUE     DIVIDEND   GAIN
FUND                                   08/31/04    AT COST        SALES      (DEPRECIATION)  08/31/05    INCOME   (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class $2,605,685 $113,885,415 $(104,739,319)      $--       $11,751,781 $149,465   $--
-------------------------------------------------------------------------------------------------------------------------

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended August 31, 2005, the Fund engaged in securities purchases of $1,277,480 and sales of $505,622, which resulted in net realized gains of $66,634.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended August 31, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $3,029.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the year ended August 31, 2005, the Fund paid legal fees of $4,253 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the year ended August 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--OPTION CONTRACTS WRITTEN

                        TRANSACTIONS DURING THE PERIOD
                     ---------------------------------------
                                       CALL OPTION CONTRACTS
                                       --------------------
                                       NUMBER OF  PREMIUMS
                                       CONTRACTS  RECEIVED
                     ---------------------------------------
                     Beginning of year     --     $     --
                     ---------------------------------------
                     Written              652       79,779
                     ---------------------------------------
                     Closed              (245)     (35,645)
                     ---------------------------------------
                     Expired             (407)     (44,134)
                     ---------------------------------------
                     End of year           --     $     --
                     ---------------------------------------

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                             2005       2004
                 ----------------------------------------------
                 Distributions paid from:
                 Ordinary income          $1,993,816 $1,700,622
                 ----------------------------------------------
                 Long-term capital gain      443,329    121,923
                 ----------------------------------------------
                 Total distributions      $2,437,145 $1,822,545
                 ----------------------------------------------

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2005, the components of net assets on a tax basis were as follows:

                                                        2005
              ---------------------------------------------------
              Undistributed ordinary income         $  3,923,654
              ---------------------------------------------------
              Undistributed long-term gain               970,780
              ---------------------------------------------------
              Unrealized appreciation - investments   27,628,491
              ---------------------------------------------------
              Temporary book/tax differences              (5,787)
              ---------------------------------------------------
              Post-October currency loss deferral        (48,444)
              ---------------------------------------------------
              Shares of beneficial interest          167,814,042
              ---------------------------------------------------
              Total net assets                      $200,282,736
              ---------------------------------------------------

  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the deferral of losses on wash sales, the recognition for tax purposes of unrealized gains on passive foreign investment companies and the deferral of losses on certain straddle transactions. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $588.
  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.
  The Fund had no capital loss carryforward as of August 31, 2005.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended August 31, 2005 was $161,873,163 and $70,830,269, respectively.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
   ------------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities      $30,159,437
   ------------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities     (2,531,534)
   ------------------------------------------------------------------------------
   Net unrealized appreciation of investment securities            $27,627,903
   ------------------------------------------------------------------------------

Cost of investments for tax purposes is $173,925,411.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, passive foreign investment company transactions, and net operating losses, on August 31, 2005, undistributed net investment income
(loss) was increased by $9,826, undistributed net realized gain (loss) was decreased by $289,824 and shares of beneficial interest increased by $279,998. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                      CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED AUGUST 31,
                                                          -----------------------------------------------
                                                                 2005/(a)/                  2004
                                                          -----------------------  ----------------------
                                                            SHARES      AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                 2,568,857  $ 58,603,180  1,026,767  $20,058,725
----------------------------------------------------------------------------------------------------------
  Class B                                                   583,081    12,866,193    257,241    4,941,890
----------------------------------------------------------------------------------------------------------
  Class C                                                   557,857    12,237,487    517,480    9,942,366
----------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/                                1,592,889    34,906,396    363,213    7,100,548
----------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                    52,557     1,122,610     53,243    1,000,967
----------------------------------------------------------------------------------------------------------
  Class B                                                    15,617       327,956     16,414      305,626
----------------------------------------------------------------------------------------------------------
  Class C                                                    22,735       477,202     23,717      441,361
----------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/                                   19,961       427,762         --           --
----------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                     7,277       161,392      3,949       78,770
----------------------------------------------------------------------------------------------------------
  Class B                                                    (7,415)     (161,392)    (3,996)     (78,770)
----------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                  (492,281)  (10,709,792)  (508,456)  (9,876,975)
----------------------------------------------------------------------------------------------------------
  Class B                                                  (124,322)   (2,676,083)  (136,418)  (2,573,091)
----------------------------------------------------------------------------------------------------------
  Class C                                                  (172,554)   (3,677,609)  (247,610)  (4,724,017)
----------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/                                  (99,260)   (2,243,229)    (1,452)     (28,286)
----------------------------------------------------------------------------------------------------------
                                                          4,524,999  $101,662,073  1,364,092  $26,589,114
----------------------------------------------------------------------------------------------------------

(a)21% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b)Institutional Class shares commenced sales on May 3, 2004.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                            ----------------------------------------
                                                                                        SEPTEMBER 3, 2002
                                                                                        (DATE OPERATIONS
                                                                                          COMMENCED) TO
                                                               YEAR ENDED AUGUST 31,       AUGUST 31,
                                                               ---------------------          2003
                                                                  2005          2004    -----------------
----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 19.37           $ 18.32        $ 15.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.05)/(a)(b)/    (0.12)         (0.13)/(a)/
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       5.40              1.84           3.45
-----------------------------------------------------------------------------------------------------------
    Total from investment operations                           5.35              1.72           3.32
-----------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                    (0.56)            (0.67)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 24.16           $ 19.37        $ 18.32
-----------------------------------------------------------------------------------------------------------
Total return/(c)/                                             28.01%             9.47%         22.13%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $99,721           $38,578        $25,935
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.53%/(d)/        1.85%          1.97%/(e)/
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.59%/(d)/        1.88%          1.97%/(e)/
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets   (0.25)%/(b)(d)/   (0.73)%        (0.85)%/(e)/
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                     63%              161%           115%
-----------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets included a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $(0.06) and (0.30)%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are based on average daily net assets of $54,353,170.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                               CLASS B
                                                            ---------------------------------------
                                                                                        SEPTEMBER 3, 2002
                                                                                        (DATE OPERATIONS
                                                               YEAR ENDED AUGUST 31,      COMMENCED) TO
                                                            -------------------------      AUGUST 31,
                                                                  2005          2004          2003
----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 19.09           $ 18.19        $15.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.20)/(a)(b)/    (0.24)        (0.07)/(a)/
----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       5.31              1.81          3.26
----------------------------------------------------------------------------------------------------------
    Total from investment operations                           5.11              1.57          3.19
----------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                    (0.56)            (0.67)           --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 23.64           $ 19.09        $18.19
----------------------------------------------------------------------------------------------------------
Total return/(c)/                                             27.15%             8.70%        21.27%
----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $24,953           $11,233        $8,278
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               2.20%/(d)/        2.56%         2.76%/(e)/
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            2.26%/(d)/        2.59%         2.85%/(e)/
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets   (0.92)%/(b)(d)/   (1.44)%       (1.63)%/(e)/
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                     63%              161%          115%
----------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets included a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are based on average daily net assets of $15,628,144.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                                CLASS C
                                                            ----------------------------------------
                                                                                        SEPTEMBER 3, 2002
                                                                                        (DATE OPERATIONS
                                                               YEAR ENDED AUGUST 31,      COMMENCED) TO
                                                            -------------------------      AUGUST 31,
                                                                  2005          2004          2003
----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 19.09           $ 18.17        $ 15.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.20)/(a)(b)/    (0.22)         (0.04)/(a)/
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       5.30              1.81           3.21
-----------------------------------------------------------------------------------------------------------
    Total from investment operations                           5.10              1.59           3.17
-----------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                    (0.56)            (0.67)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 23.63           $ 19.09        $ 18.17
-----------------------------------------------------------------------------------------------------------
Total return/(c)/                                             27.10%             8.82%         21.13%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $29,981           $16,424        $10,302
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               2.20%/(d)/        2.52%          2.76%/(e)/
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            2.26%/(d)/        2.56%          2.84%/(e)/
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets   (0.92)%/(b)(d)/   (1.40)%        (1.64)%/(e)/
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                     63%              161%           115%
-----------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets included a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are based on average daily net assets of $21,397,590.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                          INSTITUTIONAL CLASS
                                                                   ---------------------------
                                                                                      MAY 3, 2004
                                                                                      (DATE SALES
                                                                      YEAR ENDED     COMMENCED) TO
                                                                      AUGUST 31,      AUGUST 31,
                                                                         2005            2004
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 19.41             $19.94
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         0.06/(a)(b)/      (0.01)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)      5.42              (0.52)
-----------------------------------------------------------------------------------------------------
    Total from investment operations                                   5.48              (0.53)
-----------------------------------------------------------------------------------------------------
Less distributions from net realized gains                            (0.56)                --
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 24.33             $19.41
-----------------------------------------------------------------------------------------------------
Total return/(c)/                                                     28.64%             (2.66)%
-----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $45,628             $7,023
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       1.02%/(d)/         1.28%/(e)/
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    1.08%/(d)/         1.28%/(e)/
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            0.26%/(b)(d)/     (0.16)%/(e)/
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                             63%               161%
-----------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income per share and the ratio of net investment income to average net assets included a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.05 and 0.21%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not not annualized for period less than one year.
/(d)/Ratios are based on average daily net assets of $25,274,979.
/(e)/Annualized
/(f)/Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code
Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;
     . that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and
     . that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under
Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of AIM Multi-Sector Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Multi-Sector Fund, formerly known as INVESCO Multi-Sector Fund, (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

October 19, 2005
Houston, Texas

TRUSTEES AND OFFICERS
As of August 31, 2005

The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITIONS(S) HELD WITH THE             TRUSTEE AND/     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIP(S)
TRUST                                  OR OFFICER SINCE DURING PAST 5 YEARS                      HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
 INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------
 Robert H. Graham/1 /-- 1946           2003             Director and Chairman, A I M Management  None
 Trustee, Vice Chair and President                      Group Inc. (financial services holding
                                                        company); Director and Vice Chairman,
                                                        AMVESCAP PLC and Chairman, AMVESCAP
                                                        PLC -- AIM Division (parent of AIM and
                                                        a global investment management firm)

                                                        Formerly: President and Chief Executive
                                                        Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc. (registered investment
                                                        advisor); Director and Chairman, A I M
                                                        Capital Management, Inc. (registered
                                                        investment advisor), A I M
                                                        Distributors, Inc. (registered broker
                                                        dealer), AIM Investment Services, Inc.
                                                        (registered transfer agent), and Fund
                                                        Management Company (registered broker
                                                        dealer); and Chief Executive Officer,
                                                        AMVESCAP PLC  -- Managed Products
---------------------------------------------------------------------------------------------------------------------------------
 Mark H. Williamson/2 /-- 1951         1998             Director, President and Chief Executive  None
 Trustee and Executive Vice President                   Officer, A I M Management Group Inc.;
                                                        Director, Chairman and President, A I M
                                                        Advisors, Inc.; Director, A I M Capital
                                                        Management, Inc. and A I M
                                                        Distributors, Inc.; Director and
                                                        Chairman, AIM Investment Services,
                                                        Inc., Fund Management Company and
                                                        INVESCO Distributors, Inc. (registered
                                                        broker dealer); and Chief Executive
                                                        Officer, AMVESCAP PLC -- AIM Division
                                                        (parent of AIM and a global investment
                                                        management firm)

                                                        Formerly: Director, Chairman, President
                                                        and Chief Executive Officer, INVESCO
                                                        Funds Group, Inc.; President and Chief
                                                        Executive Officer, INVESCO
                                                        Distributors, Inc.; Chief Executive
                                                        Officer, AMVESCAP PLC -- Managed
                                                        Products
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
 Bruce L. Crockett -- 1944             2003             Chairman, Crockett Technology            ACE Limited (insurance
 Trustee and Chair                                      Associates (technology consulting        company); and Captaris, Inc.
                                                        company)                                 (unified messaging provider)
---------------------------------------------------------------------------------------------------------------------------------
 Bob R. Baker -- 1936                  1983             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Frank S. Bayley -- 1939               2003             Retired                                  Badgley Funds, Inc. (registered
 Trustee                                                                                         investment company
                                                        Formerly: Partner, law firm of Baker &   (2 portfolios))
                                                        McKenzie
---------------------------------------------------------------------------------------------------------------------------------
 James T. Bunch -- 1942                2000             Co-President and Founder, Green,         None
 Trustee                                                Manning & Bunch Ltd., (investment
                                                        banking firm); and Director, Policy
                                                        Studies, Inc. and Van Gilder Insurance
                                                        Corporation
---------------------------------------------------------------------------------------------------------------------------------
 Albert R. Dowden -- 1941              2003             Director of a number of public and       None
 Trustee                                                private business corporations,
                                                        including the Boss Group Ltd. (private
                                                        investment and management); Cortland
                                                        Trust, Inc. (Chairman) (registered
                                                        investment company (3 portfolios));
                                                        Annuity and Life Re (Holdings), Ltd.
                                                        (insurance company); and CompuDyne
                                                        Corporation (provider of products and
                                                        services to the public security market)

                                                        Formerly: Director, President and Chief
                                                        Executive Officer, Volvo Group North
                                                        America, Inc.; Senior Vice President,
                                                        AB Volvo; and director of various
                                                        affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------
 Edward K. Dunn, Jr. -- 1935           2003             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Jack M. Fields -- 1952                2003             Chief Executive Officer, Twenty First    Administaff and Discovery
 Trustee                                                Century Group, Inc. (government affairs  Global Education Fund (non-
                                                        company) (owner) Dos Angelos Ranch, L.P. profit)

                                                        Formerly: Chief Executive Officer,
                                                        Texana Timber LP (sustainable forestry
                                                        company)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Carl Frischling -- 1937               2003             Partner, law firm of Kramer Levin        Cortland Trust, Inc. (registered
 Trustee                                                Naftalis and Frankel LLP                 investment company
                                                                                                 (3 portfolios))
---------------------------------------------------------------------------------------------------------------------------------
 Gerald J. Lewis -- 1933               2000             Chairman, Lawsuit Resolution Services    General Chemical Group, Inc.
 Trustee                                                (San Diego, California)
---------------------------------------------------------------------------------------------------------------------------------
 Prema Mathai-Davis -- 1950            2003             Formerly: Chief Executive Officer, YWCA  None
 Trustee                                                of the USA
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Lewis F. Pennock -- 1942              2003             Partner, law firm of Pennock & Cooper    None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Ruth H. Quigley -- 1935               2003             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Larry Soll -- 1942                    1997             Retired                                  None
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Raymond Stickel, Jr./3 /-- 1944       2005             Retired                                  None
 Trustee
                                                        Formerly: Partner, Deloitte & Touche
---------------------------------------------------------------------------------------------------------------------------------

/1/ Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
/2/ Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.
/3/ Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

As of August 31, 2005

The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE              TRUSTEE AND/     PRINCIPAL OCCUPATION(S) DURING PAST 5    OTHER DIRECTORSHIP(S)
TRUST                                  OR OFFICER SINCE YEARS                                    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------
 Lisa O. Brinkley -- 1959              2004             Senior Vice President, A I M Management  N/A
 Senior Vice President and Chief                        Group Inc.; Senior Vice President and
 Compliance Officer                                     Chief Compliance Officer, A I M
                                                        Advisors, Inc.; Vice President and
                                                        Chief Compliance Officer, A I M Capital
                                                        Management, Inc. and Vice President, A
                                                        I M Distributors, Inc., AIM Investment
                                                        Services, Inc. and Fund Management
                                                        Company

                                                        Formerly: Senior Vice President and
                                                        Compliance Director, Delaware
                                                        Investments Family of Funds and Chief
                                                        Compliance Officer, A I M Distributors,
                                                        Inc.
----------------------------------------------------------------------------------------------------------------------
 Russell C. Burk -- 1958               2005             Formerly: Director of Compliance and     N/A
 Senior Vice President                                  Assistant General Counsel, ICON
 (Senior Officer)                                       Advisers, Inc.; Financial Consultant,
                                                        Merrill Lynch; General Counsel and
                                                        Director of Compliance, ALPS Mutual
                                                        Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
 Kevin M. Carome -- 1956               2003             Director, Senior Vice President,         N/A
 Senior Vice President, Secretary and                   Secretary and General Counsel, A I M
 Chief Legal Officer                                    Management Group Inc. and A I M
                                                        Advisors, Inc.; Director and Vice
                                                        President, INVESCO Distributors, Inc.;
                                                        Vice President, A I M Capital
                                                        Management, Inc., and AIM Investment
                                                        Services, Inc.; Vice President and
                                                        General Counsel, Fund Management
                                                        Company; and Senior Vice President, A I
                                                        M Distributors, Inc.

                                                        Formerly: Senior Vice President and
                                                        General Counsel, Liberty Financial
                                                        Companies, Inc.; and Senior Vice
                                                        President and General Counsel, Liberty
                                                        Funds Group, LLC.; and Vice President,
                                                        A I M Distributors, Inc.; and Director,
                                                        Fund Management Company
----------------------------------------------------------------------------------------------------------------------
 Robert G. Alley -- 1948               2003             Managing Director, Chief Fixed Income    N/A
 Vice President                                         Officer and Senior Investment Officer,
                                                        A I M Capital Management, Inc. and Vice
                                                        President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------
 M. Kevin Cronin -- 1965               2005             Senior Vice President -- Investments     N/A
 Vice President                                         and Director of Equity Trading, A I M
                                                        Capital Management, Inc.

                                                        Formerly: Vice President, Head of
                                                        Domestic Equity Trading and Head of
                                                        Equity Trading, AIM Capital Management,
                                                        Inc.
----------------------------------------------------------------------------------------------------------------------
 Sidney M. Dilgren -- 1961             2004             Vice President and Fund Treasurer, A I   N/A
 Vice President and Treasurer                           M Advisors, Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Investment Services, Inc.; and Vice
                                                        President, A I M Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------
 J. Phillip Ferguson -- 1945           2005             Senior Vice President and Chief          N/A
 Vice President                                         Investment Officer, A I M Advisors
                                                        Inc.; Director, Chairman, Chief
                                                        Executive Officer, President and Chief
                                                        Investment Officer, A I M Capital
                                                        Management, Inc.; Executive Vice
                                                        President, A I M Management Group Inc.

                                                        Formerly: Senior Vice President, AIM
                                                        Private Asset Management, Inc.; Chief
                                                        Equity Officer, and Senior Investment
                                                        Officer, A I M Capital Management,
                                                        Inc.; and Managing Partner, Beutel,
                                                        Goodman Capital Management
----------------------------------------------------------------------------------------------------------------------
 Mark D. Greenberg -- 1957             2004             Senior Vice President and Senior         N/A
 Vice President                                         Portfolio Manager, A I M Capital
                                                        Management, Inc.

                                                        Formerly: Senior Vice President and
                                                        Senior Portfolio Manager, INVESCO
                                                        Institutional (N.A.), Inc.
----------------------------------------------------------------------------------------------------------------------
 William R. Keithler -- 1952           2004             Senior Vice President and Senior         N/A
 Vice President                                         Portfolio Manager, A I M Capital
                                                        Management, Inc.

                                                        Formerly: Senior Vice President,
                                                        Director of Sector Management and
                                                        Senior Portfolio Manager, INVESCO
                                                        Institutional (N.A.), Inc.
----------------------------------------------------------------------------------------------------------------------
 Karen Dunn Kelley -- 1960             2003             Director of Cash Management, Managing    N/A
 Vice President                                         Director and Chief Cash Management
                                                        Officer, A I M Capital Management,
                                                        Inc.; Director and President, Fund
                                                        Management Company, and Vice President,
                                                        A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------
 Michael L. Yellen -- 1968             2005             Senior Vice President -- Investments     N/A
 Vice President                                         and Senior Portfolio Manager -- Equity,
                                                        A I M Capital Management, Inc.

                                                        Formerly: Vice
                                                        President -- Investments, A I M Capital
                                                        Management, Inc.
----------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND          INVESTMENT ADVISOR          DISTRIBUTOR                   AUDITORS
11 Greenway Plaza.          A I M Advisors, Inc.        A I M Distributors, Inc.      PricewaterhouseCoopers LLP
Suite 100                   11 Greenway Plaza           11 Greenway Plaza             1201 Louisiana Street
Houston, TX 77046-1173      Suite 100                   Suite 100                     Suite 2900
                            Houston, TX 77046-1173      Houston, TX 77046-1173        Houston, Texas 77002-5678

COUNSEL TO THE FUND         COUNSEL TO THE              TRANSFER AGENT                CUSTODIAN
Ballard Spahr               INDEPENDENT TRUSTEES        AIM Investment Services, Inc. State Street Bank and Trust
Andrews & Ingersoll, LLP    Kramer, Levin, Naftalis &   P.O. Box 4739                 Company
1735 Market Street          Frankel LLP                 Houston, TX 77210-4739        225 Franklin Street
Philadelphia, PA 19103-7599 1177 Avenue of the Americas                               Boston, MA 02110-2801
                            New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2005, 16.89% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $443,328 for the Fund's tax year ended August 31, 2005.

  For its tax year ended August 31, 2005, the fund designates 20.29%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2005, May 31, 2005 and August 31, 2005 are 14.77%, 18.09%, and 19.97%, respectively.

          DOMESTIC EQUITY                             SECTOR EQUITY

AIM Aggressive Growth Fund                AIM Advantage Health Sciences Fund
AIM Basic Balanced Fund*                  AIM Energy Fund
AIM Basic Value Fund                      AIM Financial Services Fund
AIM Blue Chip Fund                        AIM Global Health Care Fund
AIM Capital Development Fund              AIM Global Real Estate Fund
AIM Charter Fund                          AIM Gold & Precious Metals Fund
AIM Constellation Fund                    AIM Leisure Fund
AIM Diversified Dividend Fund             AIM Multi-Sector Fund
AIM Dynamics Fund                         AIM Real Estate Fund/6/
AIM Large Cap Basic Value Fund            AIM Technology Fund
AIM Large Cap Growth Fund                 AIM Utilities Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/1/                       FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                  TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                AIM Floating Rate Fund
AIM Premier Equity Fund                   AIM High Yield Fund
AIM S&P 500 Index Fund                    AIM Income Fund
AIM Select Equity Fund                    AIM Intermediate Government Fund
AIM Small Cap Equity Fund/2/              AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund/3/              AIM Money Market Fund
AIM Small Company Growth Fund             AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                 AIM Total Return Bond Fund
AIM Trimark Small Companies Fund          Premier Portfolio
AIM Weingarten Fund                       Premier U.S. Government Money
                                           Portfolio

* Domestic equity and income fund         TAX-FREE

      INTERNATIONAL/GLOBAL EQUITY         AIM High Income Municipal Fund/7/
                                          AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund              AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund               AIM Tax-Free Intermediate Fund
AIM European Growth Fund                  Premier Tax-Exempt Portfolio
AIM European Small Company Fund/4/
AIM Global Aggressive Growth Fund               AIM ALLOCATION SOLUTIONS
AIM Global Equity Fund
AIM Global Growth Fund                    AIM Conservative Allocation Fund
AIM Global Value Fund                     AIM Growth Allocation Fund/8/
AIM International Core Equity Fund        AIM Moderate Allocation Fund
AIM International Growth Fund             AIM Moderate Growth Allocation Fund
AIM International Small Company Fund/5/   AIM Moderately Conservative Allocation
AIM Trimark Fund                           Fund

/1/As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /2/Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. /3/As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /4/As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /5/Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /6/As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /7/As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /8/Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

     If used after Dec. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

--------------------------------------------------------------------------------
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES
CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------


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


ITEM 2. CODE OF ETHICS.

        As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

On the date of the reporting period, August 31, 2005, the Registrant's audit committee financial expert was Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

On October 27, 2005, the Board of Trustees determined that Raymond Stickel, Jr. is an audit committee financial expert. Mr. Stickel was appointed to the Registrant's Audit Committee effective as of October 1, 2005. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

        PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                Percentage of Fees                           Percentage of Fees
                                                Billed Applicable to                         Billed Applicable to
                                                Non-Audit Services                            Non-Audit Services
                                                Provided for fiscal                          Provided for fiscal
                          Fees Billed for          year end 2005        Fees Billed for         year end 2004
                         Services Rendered to  Pursuant to Waiver of  Services Rendered to  Pursuant to Waiver of
                          the Registrant for        Pre-Approval       the Registrant for        Pre-Approval
                         fiscal year end 2005     Requirement/(1)/    fiscal year end 2004      Requirement/(1)/
                         --------------------  ---------------------  --------------------  ---------------------
Audit Fees                   $  71,609                 N/A                $  62,290                   N/A
Audit-Related Fees           $       0                   0%               $       0                     0%
Tax Fees/(2)/                $  15,082                   0%               $  15,479                     0%
All Other Fees               $       0                   0%               $       0                     0%
                         --------------------                         --------------------
Total Fees                   $  86,691                   0%               $  77,769                     0%

PWC billed the Registrant aggregate non-audit fees of $15,082 for the fiscal year ended 2005, and $15,479 for the fiscal year ended 2004, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Tax fees for the fiscal year end August 31, 2005 includes fees billed for reviewing tax returns. Tax fees for fiscal year end August 31, 2004 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

        PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                           Fees Billed for                                Fees Billed for
                          Non-Audit Services    Percentage of Fees     Non-Audit Services     Percentage of Fees
                         Rendered to AIM and   Billed Applicable to    Rendered to AIM and   Billed Applicable to
                          AIM Affiliates for    Non-Audit Services     AIM Affiliates for     Non-Audit Services
                         fiscal year end 2005   Provided for fiscal   fiscal year end 2004   Provided for fiscal
                          That Were Required       year end 2005       That Were Required       year end 2004
                          to be Pre-Approved    Pursuant to Waiver     to be Pre-Approved   Pursuant to Waiver of
                         by the Registrant's      of Pre-Approval      by the Registrant's       Pre-Approval
                           Audit Committee        Requirement/(1)/       Audit Committee        Requirement/(1)/
                         --------------------  ---------------------  --------------------  ---------------------
Audit-Related Fees                $0                    0%                     $0                     0%
Tax Fees                          $0                    0%                     $0                     0%
All Other Fees                    $0                    0%                     $0                     0%
                         --------------------                         --------------------
Total Fees/(2)/                   $0                    0%                     $0                     0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2005, and $0 for the fiscal year ended 2004, for non-audit services rendered to AIM and AIM Affiliates.

        The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 13, 2005

I.      STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.     DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III.    AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.     NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.      PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.     PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

        . Bookkeeping or other services related to the accounting records or financial statements of the audit client

        .       Financial information systems design and implementation

        . Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

        .       Actuarial services

        .       Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

        .       Management functions

        .       Human resources

        . Broker-dealer, investment adviser, or investment banking services

        .       Legal services

        .       Expert services unrelated to the audit

        . Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

                Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

                Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)        Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)        Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ ROBERT H. GRAHAM
    ----------------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: December 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ----------------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: December 22, 2005


By: /s/ SIDNEY M. DILGREN
    ----------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: December 22, 2005

                                  EXHIBIT INDEX

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.